7. PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2025
Notes
7. PREPAID EXPENSES AND DEPOSITS

7.PREPAID EXPENSES AND DEPOSITS

Prepaid expenses and deposits consist of insurance policy prepayments, listing fee prepayments and other expenses.

A summary of the Company’s prepaid expenses and deposits is as follows:

	December 31, 2025	December 31, 2024
	$	$
Prepaid expenses	489,740	351,572
Deposits with suppliers	47,472	3,124
	537,212	354,696

Current portion	416,890	202,326
Non-current portion	120,322	152,370

The Company’s non-current portion of prepaid expenses consists of directors and officers insurance policy lasting through June 5, 2030.